Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]		¥ 16,255
Impairment loss			(6,638)	[2]	¥ (333,719)	[2]
Foreign currency translation adjustments and other		(8,809)	(13,849)
Goodwill		2,533,471	2,542,280		2,539,874
Accumulated impairment losses		(2,092,137)	(2,092,137)		(2,085,499)
Goodwill, Net, at end of fiscal year		441,334	450,143		454,375
Business Segment [Member] | Customer Business [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]		16,255
Impairment loss			(6,638)
Foreign currency translation adjustments and other		(8,809)	(13,849)
Goodwill		2,531,171	2,539,980		2,537,574
Accumulated impairment losses		(2,092,137)	(2,092,137)		(2,085,499)
Goodwill, Net, at end of fiscal year		439,034	447,843		452,075
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		840,055	840,055		840,055
Accumulated impairment losses		(840,055)	(840,055)		(840,055)
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		885,234	885,234		885,234
Accumulated impairment losses		(885,234)	(885,234)		(885,234)
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]		8,280
Foreign currency translation adjustments and other		(8,399)	(13,835)
Goodwill		755,631	764,030		769,585
Accumulated impairment losses		(329,953)	(329,953)		(329,953)
Goodwill, Net, at end of fiscal year		425,678	434,077		439,632
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]		7,975
Impairment loss			(6,638)		(4,298)
Foreign currency translation adjustments and other		(410)	(14)
Goodwill		50,251	50,661		42,700
Accumulated impairment losses		(36,895)	(36,895)		(30,257)
Goodwill, Net, at end of fiscal year		13,356	13,766		12,443
Business Segment [Member] | Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill		2,300	2,300		2,300
Goodwill, Net, at end of fiscal year		¥ 2,300	¥ 2,300		¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with acquisition.
[2]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.